Equity - Additional Information (Detail)										12 Months Ended
		Nov. 29, 2017 $ / shares	Apr. 27, 2017 USD ($) $ / shares	Jan. 27, 2017 USD ($) $ / shares	Sep. 14, 2016 $ / shares shares	Apr. 28, 2016 USD ($) $ / shares	Nov. 24, 2015 $ / shares	Apr. 28, 2015 USD ($) $ / shares	Jan. 30, 2015 $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares		Apr. 26, 2018 R$ / shares	Apr. 25, 2018 R$ / shares	Apr. 17, 2018 R$ / shares	Jan. 01, 2017 USD ($)	Oct. 28, 2016 USD ($)	Sep. 30, 2016	Sep. 28, 2016	Jan. 01, 2016 USD ($)	[1]	Dec. 18, 2015 USD ($) shares	Sep. 30, 2015	Sep. 30, 2014
Disclosure Of Shareholders Equity [Line Items]
Issued capital										$ 6,763,204,424	$ 9,023,164,048	[1]								$ 10,680,663,000		$ 10,680,663,292
Restated issued capital																$ 6,903,683,778,000
Number of shares issued | shares										57,452,641,516	58,324,975,387											49,092,772,762
Treasury shares	[1]										$ 139,630,000
Number of treasury shares | shares										872,333,871
Share price | R$ / shares													R$ 32.2	R$ 32.0	R$ 28.0
Enel Distribución Río S.A. (ex – Ampla) (Distribution) [Member]
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets										$ 1,275,890,000
Enel Distribución Ceará [Member]
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets										55,497,000
Enel Distribucion Peru S.A. [Member]
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets										328,221,000
Enel Generacion Piura S.A. [Member]
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets										99,801,000
Enel Generacion Piura S.A. and Chinango [Member]
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets										$ 12,790,000
Final Dividends [Member]
Disclosure Of Shareholders Equity [Line Items]
Dividends paid, other shares								$ 424,712,960
Dividends paid, other shares per share | $ / shares						$ 0.00491		$ 0.00886
Dividends paid, ordinary shares						$ 241,946,275
Board of director [Member]
Disclosure Of Shareholders Equity [Line Items]
Dividends paid, ordinary shares per share | $ / shares		$ 0.00100		$ 0.00142			$ 0.00174		$ 0.00133
Dividend distribution as percentage of distributable income		15.00%																15.00%					15.00%	15.00%
Dividends paid, ordinary shares				$ 81,873,986
Share holders [Member]
Disclosure Of Shareholders Equity [Line Items]
Dividends paid, other shares								$ 490,317,886
Dividends paid, other shares per share | $ / shares						$ 0.006019495		$ 0.00998751
Dividends paid, ordinary shares						$ 295,657,660
Top of Range [Member]
Disclosure Of Shareholders Equity [Line Items]
Percentage of shares outstanding					10.00%
Percentage of shares outstanding					65.00%
Chilectra Américas [Member]
Disclosure Of Shareholders Equity [Line Items]
Treasury shares											$ 21,517,199
Number of treasury shares | shares											129,829,692
Percentage of shares outstanding					0.91%
Number of Share converted upon merger | shares										4.0
Chilectra Américas [Member] | Bottom of range [member]
Disclosure Of Shareholders Equity [Line Items]
Voting percentage of investee																			66.66%
Endesa Americas [Member]
Disclosure Of Shareholders Equity [Line Items]
Total tender offer | shares										742,504,179	742,504,179
Value of shares tender offered for merger											$ 118,113,281
Percentage of shares outstanding					10.00%
Number of shares acquired | shares					265,180,064
Cash consideration transferred										$ 118,113,000							$ 118,113,000
Percentage of interest increased					3.23%
Percentage of controlling entities in organization					63.21%
Number of Share converted upon merger | shares										2.8
Endesa Americas [Member] | Bottom of range [member]
Disclosure Of Shareholders Equity [Line Items]
Voting percentage of investee																			66.66%
Enersis S. A. [member]
Disclosure Of Shareholders Equity [Line Items]
Issued capital																						$ 10,680,663,292
Number of shares issued | shares																						49,092,772,762
Par value per share | $ / shares										$ 0
Enel Américas S.A. [Member]
Disclosure Of Shareholders Equity [Line Items]
Issued capital																						$ 7,649,477,307
Number of shares issued | shares																						49,092,772,762
Par value per share | $ / shares										0
Dividends paid, ordinary shares per share | $ / shares			$ 0.00501
Dividends paid, other shares			$ 206,452,874
Dividends paid, other shares per share | $ / shares			$ 0.00359
Dividends distributed			$ 288,326,860
Enersis Chile [Member]
Disclosure Of Shareholders Equity [Line Items]
Issued capital																						$ 3,211,185,985
Number of shares issued | shares																						49,092,772,762
Par value per share | $ / shares										$ 0
Merger Process [Member]
Disclosure Of Shareholders Equity [Line Items]
Treasury shares											$ 139,630,480
Number of treasury shares | shares											872,333,871
American depositary receipts [Member] | Endesa Americas [Member]
Disclosure Of Shareholders Equity [Line Items]
Share price | $ / shares					$ 300
American depositary shares [Member] | Endesa Americas [Member]
Disclosure Of Shareholders Equity [Line Items]
Share price | $ / shares					$ 9,000
Number of Share converted upon merger | shares										1.68

[1]	As Restated